INVESTMENTS IN MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF MARKETABLE SECURITIES
	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Other Bank balances	-	13,944
Total	-	13,944